Investment Strategy	Jul. 31, 2026
Federated Hermes MDT Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	In seeking to achieve its investment objective, the Fund may invest in a wide variety of investments such as equity securities, fixed-income securities, foreign securities, exchange-traded funds (ETFs) and derivative and hybrid instruments. Under normal conditions, the Fund’s investment adviser or Sub-Adviser (as applicable, the “Adviser”) anticipates investing approximately 60% of the Fund’s assets in equity securities and 40% of the Fund’s assets in fixed-income securities and other investments. The Adviser may vary this allocation +/-20% depending upon its economic and market outlook as well as a result of the identification of favorable investment opportunities. The Adviser’s investment strategy for the domestic equity portion of the Fund’s portfolio (other than real estate investment trusts (REITs)) utilizes a whole market, all-cap/all-style approach by selecting most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As of July 31, 2026, companies in the Russell 3000® Index ranged in market capitalization from $0.4 million to $4.9 trillion. For the domestic equity portion of the Fund, other than investments in REITs, the Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. In managing the Fund’s allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Fund’s equity allocation may include investments in REITs. With respect to the fixed-income securities allocation, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Adviser selects fixed-income securities by using fundamental credit research to identify relative value in the market. The Adviser seeks to enhance the performance of the Fund’s fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk. The Fund intends to invest in government securities which are issued or guaranteed by a federal agency or instrumentality acting under federal authority, including government securities that are not backed by the full faith and credit of the U.S. government.The Fund may also invest a portion of its portfolio in noninvestment-grade, fixed-income securities, including loan instruments, when the Adviser considers the risk return prospects of those sectors to be attractive. The Fund may also invest a portion of its portfolio in non-U.S. dollar and emerging market fixed-income securities issued by entities such as foreign governments or foreign corporations when the Adviser considers the risk return prospects of those sectors to be attractive. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest and/or currency markets. The Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies. The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Fund. When selecting investments for the Fund, the Adviser can invest directly in individual securities or in other investment companies, including the securities of unaffiliated ETFs, and affiliated ETFs, money market funds and funds advised by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may include funds which are not available for general investment by the public. The Underlying Funds in which the Fund invests are managed independently of the Fund and may incur additional expenses. The Fund may invest in, among others, mortgage-backed, high-yield, emerging market debt, trade finance and bank loan Underlying Funds, as well as Underlying Funds that engage in short selling in an attempt to neutralize market volatility. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. The Fund may invest in exchange-traded and over-the-counter derivatives, such as options or futures and hybrid instruments, for any purpose consistent with its investment strategy. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective, which will cause the Fund to have a higher portfolio turnover rate.
Federated Hermes MDT Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser’s investment strategy utilizes a large-capitalization (“large-cap”) growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As the Fund’s sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, consumer discretionary and healthcare. As of July 31, 2026, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.6 billion to $4.9 trillion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser’s investment strategy utilizes a large-capitalization (“large-cap”) growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As the Fund’s sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, consumer discretionary and healthcare. As of July 31, 2026, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.6 billion to $4.9 trillion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments.
Federated Hermes MDT Small Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The investment adviser’s investment strategy utilizes a small-cap approach by selecting most of its investments from companies listed in the Russell 2000® Index, an index that measures the performance of the 2,000 smallest U.S. companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market). As of July 31, 2026, companies in the Russell 2000® Index ranged in market capitalization from $41.0 million to $12.7 billion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As the Fund’s sector exposure approximates the Russell 2000® Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as financials, healthcare and industrials. The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The investment adviser’s stock selection process is expected to result in investments in companies with both growth and value characteristics. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small companies. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this limitation, small companies will be defined as companies with market capitalizations similar to companies in the Russell 2000® Index.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this limitation, small companies will be defined as companies with market capitalizations similar to companies in the Russell 2000® Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The investment adviser’s investment strategy utilizes a small-cap approach by selecting most of its investments from companies listed in the Russell 2000® Index, an index that measures the performance of the 2,000 smallest U.S. companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market). As of July 31, 2026, companies in the Russell 2000® Index ranged in market capitalization from $41.0 million to $12.7 billion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As the Fund’s sector exposure approximates the Russell 2000® Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as financials, healthcare and industrials. The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The investment adviser’s stock selection process is expected to result in investments in companies with both growth and value characteristics. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small companies. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this limitation, small companies will be defined as companies with market capitalizations similar to companies in the Russell 2000® Index.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small companies.
Class A C IS and R6 Shares [Member] | Federated Hermes MDT All Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of U.S. companies. The Fund’s investment adviser’s investment strategy utilizes a whole market, all-cap/all-style approach by selecting most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As the Fund’s sector exposure approximates the Russell 3000® Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, healthcare and consumer discretionary. As of July 31, 2026, companies in the Russell 3000® Index ranged in market capitalization from $0.4 million to $4.9 trillion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The investment adviser’s stock selection process is expected to result in investments in companies with both growth and value characteristics. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Class A C IS and R6 Shares [Member] | Federated Hermes MDT Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The Fund’s investment adviser’s (“Adviser”) investment strategy utilizes a small capitalization (“small-cap”) growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market). As of July 31, 2026, companies in the Russell 2000® Growth Index ranged in market capitalization from $31.5 million to $12.7 billion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As the Fund’s sector exposure approximates the Russell 2000® Growth Index, the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000® Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000® Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The Fund’s investment adviser’s (“Adviser”) investment strategy utilizes a small capitalization (“small-cap”) growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market). As of July 31, 2026, companies in the Russell 2000® Growth Index ranged in market capitalization from $31.5 million to $12.7 billion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As the Fund’s sector exposure approximates the Russell 2000® Growth Index, the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments.